Contingent Transactions - Summary of Contingent Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Less: Allowance for ECL	$ (23,200)	$ (23,514)
Contingent transactions, total	97,887,138	128,721,625
Undrawn commitments of credit cards and checking accounts [Member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	95,220,298	124,364,340
Guarantees granted [member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	1,282,770	2,340,277
Letters of credit [member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	888,664	607,827
Overdraft and unused agreed commitments [member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	518,606	1,432,695
Gross carrying amount [member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	$ 97,910,338	$ 128,745,139